Submission	Jun. 02, 2026
Submission [Line Items]
Central Index Key	0000788784
Registrant Name	PUBLIC SERVICE ENTERPRISE GROUP INC
Registration File Number	333-275509
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES